SEGMENT INFORMATION (DETAILS) (CNY)	0 Months Ended	12 Months Ended
	Jul. 09, 2012	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
SEGMENT INFORMATION
Number of reportable segments		4
Segment Reporting Information [Line Items]
Revenue from External Customers		748,133,000	604,559,000	530,829,000
Commissions and other agent-related costs		(455,282,000)	(428,920,000)	(318,872,000)
Operating costs		(175,330,000)	(296,652,000)	(199,670,000)
Selling, general and administrative expense		(177,475,000)	(218,110,000)	(176,271,000)
Goodwill impairment losses		(10,755,000)	(30,614,000)	0
Net change in fair value of contingent consideration	1,535,865	11,989,000	25,716,000
Loss from operations		(58,720,000)	(344,021,000)	(163,984,000)
Net income (loss)		(50,084,000)	(340,410,000)	(163,700,000)
Company-owned Brokerage Services
Segment Reporting Information [Line Items]
Revenue from External Customers		623,927,000	513,375,000	482,371,000
Commissions and other agent-related costs		(394,089,000)	(394,865,000)	(307,153,000)
Operating costs		(156,460,000)	(271,562,000)	(187,298,000)
Selling, general and administrative expense		(85,970,000)	(107,843,000)	(80,560,000)
Goodwill impairment losses			(4,374,000)
Loss from operations		(12,592,000)	(265,269,000)	(92,640,000)
Net income (loss)		(6,405,000)	(264,722,000)	(83,952,000)
Franchise Services
Segment Reporting Information [Line Items]
Revenue from External Customers		13,405,000	23,546,000	17,011,000
Commissions and other agent-related costs		(1,221,000)	(1,490,000)	(759,000)
Operating costs		(6,125,000)	(8,873,000)	(7,260,000)
Selling, general and administrative expense		(7,993,000)	(15,492,000)	(13,446,000)
Loss from operations		(1,934,000)	(2,309,000)	(4,454,000)
Net income (loss)		(1,930,000)	(2,311,000)	(5,597,000)
Mortgage Management Services
Segment Reporting Information [Line Items]
Revenue from External Customers		25,686,000	22,903,000	24,381,000
Commissions and other agent-related costs		(6,981,000)	(6,786,000)	(6,550,000)
Operating costs		(1,432,000)	(1,672,000)	(1,827,000)
Selling, general and administrative expense		(10,873,000)	(10,696,000)	(9,759,000)
Loss from operations		6,400,000	3,749,000	6,245,000
Net income (loss)		6,128,000	3,620,000	5,026,000
Primary and Commercial Services
Segment Reporting Information [Line Items]
Revenue from External Customers		85,115,000	44,735,000	7,066,000
Commissions and other agent-related costs		(52,991,000)	(25,779,000)	(4,410,000)
Operating costs		(11,313,000)	(14,352,000)	(3,106,000)
Selling, general and administrative expense		(12,049,000)	(17,052,000)	(5,067,000)
Goodwill impairment losses		(10,755,000)	(26,240,000)
Net change in fair value of contingent consideration		10,453,000	25,716,000
Loss from operations		8,460,000	(12,972,000)	(5,517,000)
Net income (loss)		5,435,000	(12,972,000)	(5,517,000)
Non-allocated
Segment Reporting Information [Line Items]
Operating costs			(193,000)	(179,000)
Selling, general and administrative expense		(60,590,000)	(67,027,000)	(67,439,000)
Net change in fair value of contingent consideration		1,536,000
Loss from operations		(59,054,000)	(67,220,000)	(67,618,000)
Net income (loss)		(53,312,000)	(64,025,000)	(73,660,000)